Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 22, 2017
Income Taxes (Textual)
Operating loss carryforwards	$ 4,700,000
Federal and state deferred tax asset	$ 1,030,000
Description of net operating loss carryforwards dates	Expiring in 2037 through 2038.
Federal tax provision	21.00%	21.00%
Maximum [Member]
Income Taxes (Textual)
Federal tax provision			35.00%